PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 102.5%
Municipal Bonds
Alabama 0.8%
Black Belt Energy Gas District, Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000%	12/01/49	500	$567,830
Selma Industrial Development Board,
Revenue, International Paper Co., Series A, Rfdg, (Mandatory Put Date 06/16/25)(hh)	1.375	05/01/34	400	401,468
Revenue, International Paper Co., Series A, Rfdg, (Mandatory Put Date 10/01/24)	2.000	11/01/33	250	258,000
				1,227,298
Alaska 0.8%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,293,900
Arizona 4.5%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	1.770(c)	01/01/37	2,500	2,351,339
Chandler Industrial Development Authority, Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	935	1,078,139
City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg	5.000	07/01/32	500	550,800
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	475	490,091
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	535,095
Salt Verde Finance Corp., National Gas Utility,
Revenue	5.250	12/01/21	595	626,719
Revenue	5.250	12/01/26	1,125	1,362,128
				6,994,311
California 4.1%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	375	398,014
California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22	250	180,253

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%	07/01/21	400	$407,952
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	289,194
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	355,601
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	475	497,012

Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21	755	791,678
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	243,697
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/26	1,000	1,185,030
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,000	1,201,930

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	1.713(c)	11/15/27	700	729,298
				6,279,659
Colorado 4.8%
City & County of Denver, Airport System, Revenue, Series A, AMT, Rfdg	5.000	11/15/28	250	302,445
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	500	522,420
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	301,410
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/27	1,000	1,209,820
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28	200	245,850
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 02/01/26)	5.000	08/01/49	1,330	1,560,875
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	128,983
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	324,226
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	950	983,012

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%	09/01/20	650	$654,829
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,251,052
				7,484,922
Connecticut 2.9%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000	04/01/22	600	623,208
State of Connecticut,
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	305,470
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	590	692,890
Revenue, Transportation Infrastructure, Series A	5.000	08/01/25	660	794,779
Series C, GO	5.000	06/15/26	1,000	1,219,190
Special Tax Obligation, Series A	5.000	05/01/22	250	270,578
Special Tax Obligation, Series A	5.000	05/01/27	450	564,862
				4,470,977
Delaware 0.6%
Delaware State Economic Development Authority,
Revenue, Delmarva Power & Light Co. Project, Series A, Rfdg, (Mandatory Put Date 07/01/25) (hh)	1.050	01/01/31	500	499,430
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	385	392,319
				891,749
District of Columbia 3.3%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	335	340,484
District of Columbia KIPP Charter School,
Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	145	169,778
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	275	297,170
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,433,900
Revenue, Series A, AMT, Rfdg(hh)	5.000	10/01/30	1,485	1,925,748
				5,167,080
Florida 10.1%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	255	283,675

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
City of Tallahassee, (cont’d.)
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/25	550	$636,883
County of Broward Airport System,
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,232,900
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,254,570

Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg (Escrowed to Maturity Date 04/01/21)(ee)	4.000	04/01/21	40	41,104
Greater Orlando Aviation Authority,
Revenue, Series A, AMT	5.000	10/01/24	1,000	1,162,360
Revenue, Sub-Series A, AMT, Rfdg	5.000	10/01/26	790	952,116

Hillsborough County Aviation Authority, Revenue, Tampa International Airport, Sub-Series A, AMT, Rfdg	5.000	10/01/25	1,500	1,683,540
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	180	182,011
Special Assessment	4.250	05/01/25	300	307,194
Special Assessment	4.250	05/01/26	250	262,127
Special Assessment	4.625	05/01/27	500	524,090

Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, Rfdg, 144A	3.950	12/15/21	250	250,408
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,117,250
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	169,400
Revenue, Orlando Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	40	41,740

Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	370	387,897
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	90	90,247
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	80	80,930
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/21	155	156,468
Special Assessment, Revenue, Rfdg	4.000	05/01/26	240	278,419
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/21	1,185	1,208,522
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,515	1,637,563
Special Assessment, Revenue, Rfdg	4.000	05/01/25	930	1,017,745
Special Assessment, Revenue, Rfdg	4.000	05/01/26	285	311,254

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Village Community Development District No. 10, Special Assessment, Revenue	4.500%	05/01/23	210	$216,052
Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	245	250,089
				15,736,554
Georgia 5.3%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	257,103
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	1,013,380
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250	11/01/45	500	534,055
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	0.866(c)	04/01/48	1,200	1,181,952
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000	08/01/49	1,060	1,191,249
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	500	574,020
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	1,500	1,640,820

Municipal Electric Authority of Georgia, Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,207,500
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	664,750
				8,264,829
Idaho 0.7%
County of Nez Perce, Revenue, Rfdg	2.750	10/01/24	1,000	1,010,050
Illinois 18.5%
Chicago Board of Education, Series A, GO, CABS, Rfdg	2.940(s)	12/01/26	500	385,335
Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	925	1,064,990
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	218,442

Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,692,445

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
City of Chicago,
Series 2003 B, GO, Rfdg	5.000%	01/01/23	370	$383,394
Series C, GO, Rfdg (Escrowed to Maturity Date 01/01/22)(ee)	5.000	01/01/22	675	719,253
Series C, GO, Unrefunded, Rfdg	5.000	01/01/22	345	352,807
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	643,770
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,038,362
City of Chicago Waterworks,
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	384,817
Revenue, Second Lien, Rfdg	4.000	11/01/20	1,065	1,072,061
Revenue, Second Lien, Rfdg	4.000	11/01/24	110	114,698
Revenue, Second Lien, Rfdg	5.000	11/01/20	385	388,815
Revenue, Second Lien, Rfdg	5.000	11/01/22	840	896,330

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	318,765
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,086,960
Illinois Finance Authority,
Revenue, Advocate Healthcare Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,139,210
Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	1.471(c)	05/01/36	500	500,173
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,080	1,353,856
Senior Revenue, Series C, Rfdg	5.000	01/01/28	2,125	2,663,836
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/22	555	597,757
Revenue	5.000	06/01/24	675	777,472
Revenue	5.375	06/01/21	960	999,053

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	760	908,603
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,177,010
State of Illinois,
GO	5.000	02/01/22	200	206,966
GO	5.000	05/01/23	110	116,206
GO, Rfdg	5.000	08/01/24	515	536,450
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,525,910
Revenue, Rfdg	5.000	06/15/24	705	760,145
Series A, GO	4.000	01/01/22	75	76,394

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois, (cont’d.)
Series A, GO	4.000%	01/01/23	360	$366,473
Series A, GO	5.000	04/01/22	1,000	1,038,150
Series D, GO	5.000	11/01/23	1,500	1,593,795
Series D, GO	5.000	11/01/26	1,100	1,190,629

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	485,920
				28,775,252
Indiana 0.7%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	545,545
City of Whiting Environmental Facilities, Revenue, BP Products N.A., AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	500	591,235
				1,136,780
Iowa 0.7%
Iowa Finance Authority, Revenue, Lifespace communities Inc.	2.875	05/15/49	500	500,570
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	500	603,285
				1,103,855
Kentucky 1.5%
Kentucky Public Energy Authority, National Gas Utility,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,000	1,124,290
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,125	1,236,994
				2,361,284
Louisiana 1.2%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	110,801
GO, Rfdg	5.000	12/01/23	150	172,551
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	338,136
Revenue	5.000	06/01/24	200	232,938

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana (cont’d.)

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650%	09/01/34	500	$510,200
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	282,657
Parish of St. John the Baptist, Revenue, Marathon Oil Corp., Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	195,952
				1,843,235
Maryland 0.4%
Frederick County Special Obligation, Urbana Community Development Authorization,
Special Tax, Series A, Rfdg	5.000	07/01/20	100	100,009
Special Tax, Series A, Rfdg	5.000	07/01/21	100	100,279

Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	366,082
				566,370
Massachusetts 0.8%
Massachusetts Development Finance Agency, Revenue, Series A, Rfdg	5.000	07/01/28	500	598,965
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	500	625,745
				1,224,710
Michigan 0.3%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	432,424
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese, Rfdg	6.500	12/01/20	100	102,504
				534,928
Minnesota 0.3%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000	11/15/20	500	509,230

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.6%
Mississippi Business Finance Corp.,
Revenue, Chevron USA, Inc., Series G, FRDD	0.110%(cc)	11/01/35	400	$400,000
Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	538,335
				938,335
Missouri 0.8%
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,272,080
Nebraska 0.5%
Central Plains Energy Project, Revenue, Project No. 4 (Mandatory Put Date 01/01/24)	5.000	03/01/50	675	757,006
Nevada 0.3%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	516,375
New Jersey 6.6%
New Jersey Building Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	62,507
Revenue, Series A, Unrefunded, Rfdg	5.000	06/15/21	625	640,738
New Jersey Economic Development Authority,
Revenue, American Water Co., Series B, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	250	249,645
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	514,815
Revenue, Series XX, Rfdg	5.000	06/15/22	860	903,163
Revenue, Series XX, Rfdg	5.000	06/15/24	420	460,391
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	335	351,197
New Jersey Health Care Facilities Financing Authority,
Revenue, Holy Name Medical Center, Rfdg	4.500	07/01/20	310	310,022
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	538,830
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	130,384
New Jersey Transportation Trust Fund Authority,
Revenue, Series B, AGM, Rfdg	5.500	12/15/21	175	184,382
Revenue, Transportation Program, Series AA	5.000	06/15/22	845	887,411
Revenue, Transportation System Bond, Rfdg	5.000	12/15/26	500	566,565
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	314,957

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

New Jersey Turnpike Authority, Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	0.821%(c)	01/01/24	1,000	$995,236
South Jersey Transportation Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/20)(ee)	5.000	11/01/20	45	45,715
Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/21)(ee)	5.000	11/01/21	175	186,153
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/20	55	55,468
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/21	175	180,896
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	275	325,100
Revenue, Series A, Rfdg	5.000	06/01/26	655	791,050
Revenue, Series A, Rfdg	5.000	06/01/27	1,260	1,549,636
				10,244,261
New York 3.2%
Metropolitan Transportation Authority, Revenue, Sub-Series B-2A	5.000	05/15/21	3,500	3,576,720
New York State Dormitory Authority, Revenue, Sub-Series B	5.000	03/31/21	750	776,257
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	540	547,463
				4,900,440
North Carolina 0.3%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	500,355
North Dakota 0.3%
Burleigh County Healthcare, St. Alexius Medical Center Project, Revenue, Series A, Rfdg (Escrowed to Maturity Date 07/01/20)(ee)	4.000	07/01/20	500	500,015
Ohio 1.9%
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,311,228
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	787,692

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000%	08/01/49	250	$291,820
Ohio Air Quality Development Authority, Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	511,455
				2,902,195
Oklahoma 1.8%
Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	496,255
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	915,184
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,304,611
				2,716,050
Pennsylvania 5.7%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	330	342,405
Revenue, Renaissance Academy Christian School, Rfdg	5.000	10/01/34	260	280,059

Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,184,720
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,210,920
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	614,755

Delaware River Joint Toll Bridge Commission, Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	250	324,495
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	547,720
Geisinger Authority, Revenue, Geisinger Health System, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	500	609,000
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	165	164,998
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,245	1,578,075

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Turnpike Commission, (cont’d.)
Revenue, Series A-2, Rfdg	5.000%	12/01/26	1,015	$1,253,007
Revenue, Sub-Series A	5.000	12/01/29	525	665,758
				8,775,912
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	(1.151)(s)	07/01/24	181	163,224
Rhode Island 2.0%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	581,364
Revenue, Series A, Rfdg	5.000	06/01/23	100	111,494
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,174,992
Revenue, Series A, Rfdg	5.000	06/01/28	240	273,444
				3,141,294
South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	297,517
Tennessee 0.0%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Series A, Rfdg	4.750	07/01/27	15	14,942
Texas 7.6%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	525,805
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	647,893
Revenue, Sub Lien, Rfdg	5.000	01/01/21	180	182,275
City of Houston Airport System,
Revenue, Sub. Lien, Series A, AMT, Rfdg	5.000	07/01/32	1,000	1,066,870
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,168,420
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	265	272,730
Revenue, Idea Public Schools (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	433,743
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	659,989

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Clifton Higher Education Finance Corp., (cont’d.)
Revenue, Idea Public Schools, Series B	5.000%	08/15/25	210	$244,942
Decatur Hospital Authority, Wise Regional Health Systems,
Revenue, Series A, Rfdg	4.000	09/01/20	200	200,704
Revenue, Series A, Rfdg	5.000	09/01/22	150	159,868
Revenue, Series A, Rfdg	5.000	09/01/23	150	164,067
Gulf Coast Authority,
Revenue, ExxonMobil Project, FRDD	0.160(cc)	09/01/25	1,700	1,700,000
Revenue, ExxonMobil Project, FRDD	0.160(cc)	12/01/25	1,250	1,250,000

Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000	02/15/22	35	35,762
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	523,941
New Hope Cultural Education Facilities Finance Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000	04/01/21	300	302,532
North Texas Tollway Authority, Revenue, Second Tier, Series A, Rfdg	5.000	01/01/21	100	102,173
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resource System, Series A, Rfdg	5.000	02/15/26	315	383,456
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	664,644

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	930	1,076,215
				11,766,029
Utah 2.0%
County of Utah, Revenue, IHC Health Services, Inc., Series B, (Mandatory Put Date 08/01/26)(hh)	5.000	05/15/60	150	186,432
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000	07/01/22	300	324,837
Revenue, Series A, AMT	5.000	07/01/23	500	561,075
Revenue, Series A, AMT	5.000	07/01/26	1,085	1,319,045
Revenue, Series A, AMT	5.000	07/01/28	500	633,695

Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	135	131,446
				3,156,530

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 1.0%
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000%	01/01/44	1,000	$1,030,990
Revenue, Elizabeth River, Senior Lien	4.250	07/01/22	225	233,771

Wise County Industrial Development Authority, Revenue, VA Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	250,957
				1,515,718
Washington 2.8%
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,252,900
University of Washington, Revenue, Forward Delivery, Series C, Rfdg(hh)	5.000	04/01/26	1,500	1,793,745
Washington Health Care Facilities Authority,
Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	325	325,033
Revenue, Providence Health & Services, Series A, Rfdg	5.000	10/01/21	870	916,658
				4,288,336
West Virginia 1.3%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	509,675
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,026,380
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	510,845
				2,046,900

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 1.2%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000%	06/01/23	500	$526,615
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	1,210	1,269,411
				1,796,026

TOTAL INVESTMENTS 102.5% (cost $154,829,108)				159,086,513
Liabilities in excess of other assets (2.5)%				(3,878,896)

Net Assets 100.0%				$155,207,617

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
NATL—National Public Finance Guaranty Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).